Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000030518
Account Value [Line Items]
Line Graph and Table Measure Name	North Country Large Cap Equity Fund
Account Value	$ 10,000	$ 34,040	$ 24,949	$ 22,088	$ 25,394	$ 20,691	$ 16,700	$ 14,490	$ 13,477	$ 10,871	$ 10,624
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 35,002	$ 26,142	$ 22,964	$ 25,294	$ 19,773	$ 16,834	$ 14,498	$ 13,642	$ 11,103	$ 10,275